Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
EBP-43-1301883-004 [ASSP]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment [Table Text Block]

AT&T SAVINGS AND SECURITY PLAN
EIN 43-1301883, PLAN NO. 004
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025
(Dollars in Thousands)

Identity of Issue	Interest Rate	Maturity Date	Number of Shares/Units	Current Value
Interest-Bearing Investments
* BNY MELLON CASH RESERVE			11,735	$12

Common Stocks
* AT&T INC			13,502,268	335,396

Mutual Funds or Exchange-Traded Funds
* DREYFUS GOVERNMENT CASH MANAGEMENT FUND			10,366,806	10,367

Asset Allocation Funds
* ASSP RET FUND			228,102	4,314
* ASSP FUND- 2010			127,661	3,028
* ASSP FUND- 2015			123,512	3,157
* ASSP FUND- 2020			142,050	3,790
* ASSP FUND- 2025			263,471	7,728
* ASSP FUND- 2030			694,517	21,468
* ASSP FUND- 2035			529,277	18,609
* ASSP FUND- 2040			341,040	12,847
* ASSP FUND- 2045			68,023	2,632
* ASSP FUND- 2050			31,498	1,200
* ASSP FUND- 2055			9,306	379
* ASSP FUND- 2060			16,413	443
* ASSP FUND- 2065			12,418	168
* ATT SBC 2070 RET FD			7,895	92
Total Asset Allocation Funds				79,855

Large Cap U.S. Stock Index Fund
* BLACKROCK EQUITY INDEX FUND F			4,938,911	722,014

Mid and Small Cap U.S. Stock Index Fund
* BLACKROCK EXTENDED EQUITY MARKET FUND F			2,340,029	317,674

Bond Index Fund
* BLACKROCK GOVERNMENT/CREDIT BOND INDEX FUND F			5,680,369	192,179

International Stock Index Fund
* BLACKROCK EAFE EQUITY INDEX FUND F			3,010,809	230,209

Global Equity Fund
* BLACKROCK US EQUITY MARKET FUND F			4,349,645	233,944

AT&T SAVINGS AND SECURITY PLAN
EIN 43-1301883, PLAN NO. 004
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Continued)
December 31, 2025
(Dollars in Thousands)

Identity of Issue	Interest Rate	Maturity Date	Number of Shares/Units	Current Value
Interest Income Fund
BANK OF MONTREAL	5.30%	6/5/2026		$729
ROYAL BANK OF CANADA	1.40%	11/2/2026		612
TORONTO-DOMINION BANK/THE	4.11%	6/8/2027		301
TORONTO-DOMINION BANK/THE	4.99%	4/5/2029		1,004
CANADIAN IMPERIAL BANK OF COMM	4.86%	3/30/2029		722
AB BSL CLO 6 LTD 6A A 144A	5.31%	7/20/2037		552
ATLAS SENIOR LOAN 18A A1R 144A	4.99%	1/18/2035		849
BAIN CAPITAL CRED 3A A1RR 144A	5.07%	10/23/2034		600
BAIN CAPITAL CREDIT 3A A1 144A	5.37%	7/16/2037		501
CIFC FUNDING 2018- 3A A1R 144A	5.35%	10/18/2038		622
DRYDEN 80 CLO LTD 80A ARR 144A	4.83%	1/17/2033		835
DRYDEN 76 CLO LT 76A A1R2 144A	5.27%	10/15/2037		1,303
ELMWOOD CLO 26 LTD 1A A1 144A	5.38%	4/18/2037		601
GOLUB CAPITAL PART 53A AR 144A	4.86%	7/20/2034		500
NASSAU 2018-II LTD IIA A 144A	5.45%	10/15/2031		54
TIKEHAU US CLO I LT 1A A1 144A	5.37%	1/18/2035		750
TRESTLES CLO VII LT 7A A1 144A	5.24%	10/25/2037		501
TRINITAS CLO XXX L 30A A1 144A	5.23%	10/23/2037		301
ZAIS CLO 18 LTD 18A A1R 144A	5.18%	10/25/2037		600
DANSKE BANK A/S 144A	5.43%	3/1/2028		556
NORDEA BANK ABP 144A	1.50%	9/30/2026		228
SUMITOMO MITSUI FINANCIAL GROU	3.04%	7/16/2029		1,345
ING GROEP NV	3.95%	3/29/2027		460
WESTPAC NEW ZEALAND LTD 144A	4.90%	2/15/2028		224
PFIZER INVESTMENT ENTERPRISES	4.45%	5/19/2028		715
UBS AG/STAMFORD CT	1.25%	8/7/2026		640
UBS GROUP AG 144A	1.36%	1/30/2027		549
CSL FINANCE PLC 144A	3.85%	4/27/2027		75
RIO TINTO FINANCE USA PLC	4.88%	3/14/2030		715
NATWEST GROUP PLC	4.89%	5/18/2029		966
ALPHABET INC	4.10%	11/15/2030		527
AMERICAN EXPRESS CREDIT AC 1 A	4.87%	5/15/2028		301
AMPHENOL CORP	3.90%	11/15/2028		150
BA CREDIT CARD TRUST A2 A2	4.98%	11/15/2028		404
BANK5 2025-5YR17 5YR17 A3	5.23%	11/15/2058		361
BANK5 2025-5YR14 5YR14 A3	5.65%	4/15/2058		366
BANK5 2024-5YR9 5YR9 A3	5.61%	8/15/2057		312
BANK5 2024-5YR11 5YR11 A3	5.89%	11/15/2057		263
BARCLAYS DRYROCK ISSUANCE 1 A	4.72%	2/15/2029		601
BARCLAYS DRYROCK ISSUANCE 1 A	3.97%	7/15/2031		401
BENCHMARK 2021-B28 MOR B28 ASB	1.98%	8/15/2054		188
BP CAPITAL MARKETS AMERICA INC	4.70%	4/10/2029		638

AT&T SAVINGS AND SECURITY PLAN
EIN 43-1301883, PLAN NO. 004
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Continued)
December 31, 2025
(Dollars in Thousands)

Identity of Issue	Interest Rate	Maturity Date	Number of Shares/Units	Current Value
COMM 2024-277P MOR 277P A 144A	6.34%	8/10/2044		$316
CAPITAL ONE MULTI-ASSET E A2 A	4.02%	9/15/2032		400
CHASE AUTO OWNER TR 4A A3 144A	4.94%	7/25/2029		581
CITIBANK NA	5.80%	9/29/2028		650
JOHN DEERE CAPITAL CORP	4.50%	1/16/2029		966
ECOLAB INC	1.65%	2/1/2027		318
EQUITABLE FINANCIAL LIFE 144A	5.00%	3/27/2030		823
EXETER AUTOMOBILE RECEIV 1A A2	4.70%	9/15/2027		18
META PLATFORMS INC	4.20%	11/15/2030		226
FHLMC POOL #A6-4440	6.00%	8/1/2037		1
FHLMC POOL #A6-3809	6.00%	8/1/2037		1
FHLMC POOL #A6-4142	6.00%	8/1/2037		1
FHLMC POOL #A6-5652	6.00%	9/1/2037		1
FHLMC POOL #A6-8998	6.00%	11/1/2037		1
FHLMC POOL #A6-9830	6.00%	12/1/2037		1
FHLMC POOL #A6-9654	6.00%	12/1/2037		1
FHLMC POOL #A7-6472	6.00%	4/1/2038		1
FHLMC POOL #G0-3330	6.00%	9/1/2037		1
FHLMC POOL #G0-3349	6.00%	10/1/2037		1
FHLMC POOL #G0-3551	6.00%	11/1/2037		4
FHLMC POOL #G0-3581	6.00%	11/1/2037		2
FHLMC POOL #G0-3616	6.00%	12/1/2037		1
FHLMC POOL #G0-3646	6.00%	1/1/2038		1
FHLMC POOL #G0-3698	6.00%	12/1/2037		1
FHLMC POOL #G0-3721	6.00%	12/1/2037		1
FHLMC POOL #G0-3776	6.00%	1/1/2038		2
FHLMC POOL #G0-3781	6.00%	1/1/2038		1
FHLMC POOL #G0-3941	6.00%	2/1/2038		2
FHLMC POOL #G0-4230	6.00%	4/1/2038		1
FHLMC POOL #G0-4411	6.00%	6/1/2038		3
FHLMC POOL #G0-4576	6.00%	9/1/2038		2
FHLMC POOL #G0-4607	6.00%	9/1/2038		1
FHLMC POOL #G0-4645	6.00%	7/1/2038		2
FHLMC POOL #G0-4713	6.00%	10/1/2038		1
FHLMC POOL #G0-4765	6.00%	9/1/2038		2
FHLMC POOL #G0-5369	6.00%	3/1/2039		1
FHLMC POOL #G0-6789	6.00%	5/1/2040		1
FHLMC POOL #G0-6066	6.00%	5/1/2040		2
FHLMC POOL #G0-6249	6.00%	5/1/2040		1
FHLMC POOL #G0-6954	6.00%	5/1/2040		2
FHLMC POOL #G0-7222	6.00%	4/1/2040		2
FHLMC POOL #A8-1068	6.00%	8/1/2038		1
FHLMC POOL #C0-3475	6.00%	4/1/2040		1

AT&T SAVINGS AND SECURITY PLAN
EIN 43-1301883, PLAN NO. 004
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Continued)
December 31, 2025
(Dollars in Thousands)

Identity of Issue	Interest Rate	Maturity Date	Number of Shares/Units	Current Value
FHLMC POOL #C0-3325	6.00%	2/1/2039		$1
FHLMC POOL #A8-5741	6.00%	4/1/2039		1
FHLMC POOL #SD-4967	5.50%	2/1/2054		1,750
FHLMC POOL #V8-0804	6.00%	1/1/2039		3
FNMA GTD REMIC P/T 13-13 MA	4.00%	1/25/2043		99
FNMA GTD REMIC P/T 15-92 PA	2.50%	12/25/2041		45
FNMA GTD REMIC P/T 16-11 GA	2.50%	3/25/2046		234
FNMA GTD REMIC P/T 16-43 MA	3.00%	10/25/2045		183
FNMA GTD REMIC P/T 17-86 PA	3.00%	6/25/2045		172
FHLMC MULTICLASS MTG 4189 PA	3.50%	11/15/2042		58
FHLMC MULTICLASS MTG 4585 DA	3.00%	6/15/2045		181
FHLMC MULTICLASS MTG 4594 PA	3.00%	11/15/2044		124
FHLMC MULTICLASS MTG 4604 HA	2.50%	5/15/2045		128
FHLMC MULTICLASS MTG 4874 AT	3.00%	9/15/2048		90
FNMA POOL #0555678	5.00%	8/1/2033		176
FNMA POOL #0725228	6.00%	3/1/2034		122
FNMA POOL #0735676	5.00%	7/1/2035		61
FNMA POOL #0BF0198	4.00%	11/1/2040		166
FNMA POOL #0AB0130	5.00%	5/1/2038		18
FORD CREDIT AUTO LEASE TR A A3	4.72%	6/15/2028		479
GNMA II POOL #0MA5332	5.00%	7/20/2048		347
GNMA II POOL #0MA5530	5.00%	10/20/2048		186
GNMA II POOL #0MA5596	4.50%	11/20/2048		24
GNMA II POOL #0MA5711	4.50%	1/20/2049		13
GNMA II POOL #0MA5764	4.50%	2/20/2049		52
GNMA II POOL #0MA5818	4.50%	3/20/2049		70
GNMA II POOL #0MA5819	5.00%	3/20/2049		16
GNMA II POOL #0MA5877	4.50%	4/20/2049		103
GNMA II POOL #0MA5987	4.50%	6/20/2049		36
GNMA II POOL #0MA5988	5.00%	6/20/2049		490
GM FINANCIAL AUTOMOBILE L 1 A3	5.09%	3/22/2027		246
GM FINANCIAL CONSUMER AUT 1 A3	4.62%	12/17/2029		556
HOME DEPOT INC/THE	2.95%	6/15/2029		993
M&T BANK AUTO RECE 1A A2A 144A	4.63%	5/15/2028		465
MARS INC 144A	4.55%	4/20/2028		658
MARS INC 144A	4.80%	3/1/2030		950
MERCEDES-BENZ FINANCE NOR 144A	5.20%	8/3/2026		760
MERCEDES-BENZ AUTO LEASE A A3	5.32%	1/18/2028		581
METROPOLITAN LIFE GLOBAL 144A	4.85%	1/8/2029		1,296
NESTLE CAPITAL CORP 144A	4.75%	3/12/2031		641
PACIFIC LIFE GLOBAL FUNDI 144A	1.38%	4/14/2026		472
PHILIP MORRIS INTERNATIONAL IN	4.88%	2/13/2029		640
ROCK TRUST 2024-CN CNTR A 144A	5.39%	11/13/2041		514

AT&T SAVINGS AND SECURITY PLAN
EIN 43-1301883, PLAN NO. 004
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Continued)
December 31, 2025
(Dollars in Thousands)

Identity of Issue	Interest Rate	Maturity Date	Number of Shares/Units	Current Value
REALTY INCOME CORP	3.40%	1/15/2028		$643
RELIANCE STANDARD LIFE GL 144A	1.51%	9/28/2026		197
SANTANDER DRIVE AUTO RECE 3 A3	5.63%	1/16/2029		318
SANTANDER DRIVE AUTO RECE 1 A3	4.74%	1/16/2029		276
SFS AUTO RECEIVABLE 1A A2 144A	4.65%	5/22/2028		235
U S TREASURY NOTE	3.50%	4/30/2030		1,669
U S TREASURY NOTE	4.13%	7/31/2028		2,802
U S TREASURY NOTE	4.38%	8/31/2028		6,057
U S TREASURY NOTE	4.88%	10/31/2028		6,453
U S TREASURY NOTE	4.25%	2/28/2029		3,827
U S TREASURY NOTE	4.63%	4/30/2029		2,881
U S TREASURY NOTE	4.50%	5/31/2029		2,059
U S TREASURY NOTE	4.00%	7/31/2029		2,382
U S TREASURY NOTE	3.63%	8/31/2029		3,141
U S TREASURY NOTE	4.13%	10/31/2029		5,944
U S TREASURY NOTE	4.13%	11/30/2029		7,319
U S TREASURY NOTE	4.25%	8/15/2035		283
U S TREASURY NOTE	3.50%	12/15/2028		799
WF CARD ISSUANCE TRUST A2 A	4.29%	10/15/2029		429
BFLD COMMERCIAL MO 660F A 144A	5.25%	11/15/2042		301
BX TRUST 2025-ROIC ROIC A 144A	4.89%	3/15/2030		398
BANK OF AMERICA CORP	3.97%	2/7/2030		2,108
BANK OF AMERICA CORP	5.82%	9/15/2029		480
BANK OF AMERICA CORP	5.16%	1/24/2031		279
* BANK OF NEW YORK MELLON CORP/T	4.95%	4/26/2027		461
BENCHMARK 2024-V7 MORTGA V7 A3	6.23%	5/15/2056		238
BENCHMARK 2024-V11 MORT V11 A3	5.91%	11/15/2057		473
CITIGROUP INC	3.67%	7/24/2028		147
CITIGROUP INC	3.52%	10/27/2028		122
CITIGROUP INC	4.54%	9/19/2030		282
FHLMC POOL #2B-0069	6.75%	12/1/2041		15
FHLMC POOL #78-8657	6.38%	9/1/2031		2
FHLMC POOL #84-9008	6.62%	6/1/2042		20
FHLMC POOL #84-9539	6.33%	11/1/2044		11
FHLMC POOL #84-9727	6.33%	5/1/2045		76
FHLMC POOL #2B-6264	6.29%	6/1/2047		30
FNMA POOL #0AK5677	6.29%	2/1/2042		6
FNMA POOL #0AL1674	6.55%	5/1/2042		4
FNMA POOL #0AL2492	6.40%	10/1/2042		19
FNMA GTD REMIC P/T 03-W10 2A	3.96%	6/25/2043		41
FNMA GTD REMIC P/T 04-T4 A9	5.45%	8/25/2034		2
FNMA POOL #0686026	6.47%	4/1/2033		3
FNMA POOL #0756359	6.05%	12/1/2033		16

AT&T SAVINGS AND SECURITY PLAN
EIN 43-1301883, PLAN NO. 004
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Continued)
December 31, 2025
(Dollars in Thousands)

Identity of Issue	Interest Rate	Maturity Date	Number of Shares/Units	Current Value
FNMA POOL #0BM1523	6.28%	7/1/2047		$60
HUDSON YARDS 2025- SPRL A 144A	5.47%	1/13/2040		363
JPMORGAN CHASE & CO	5.30%	7/24/2029		773
JPMORGAN CHASE & CO	5.58%	4/22/2030		1,497
JPMORGAN CHASE & CO	4.60%	10/22/2030		284
KRE COMMERCIAL MOR AIP4 A 144A	5.05%	3/15/2042		300
MORGAN STANLEY	4.65%	10/18/2030		284
MORGAN STANLEY	4.99%	4/12/2029		1,145
PNC FINANCIAL SERVICES GROUP I	5.58%	6/12/2029		1,297
WELLS FARGO & CO	5.57%	7/25/2029		1,010
U S TREASURY BD CPN STRIP	—%	8/15/2033		285
U S TREASURY BD CPN STRIP	—%	8/15/2034		967
U S TREASURY BD CPN STRIP	—%	11/15/2031		310
U S TREASURY BD CPN STRIP	—%	5/15/2032		651
U S TREASURY BD CPN STRIP	—%	8/15/2029		2,163
U S TREASURY BD CPN STRIP	—%	11/15/2029		1,387
U S TREASURY BD CPN STRIP	—%	8/15/2030		327
MACQUARIE GROUP LTD 144A	1.34%	1/12/2027		150
RAD CLO 25 LTD 25A A1 144A	6.78%	7/20/2037		476
TORONTO-DOMINION BANK/THE	4.46%	6/8/2032		250
BAIN CAPITAL CRED 3A A1RR 144A	5.07%	10/23/2034		750
CIFC FUNDING 2018- 3A A1R 144A	5.35%	10/18/2038		622
CARLYLE US CLO 202 8A A1R 144A	5.25%	10/15/2038		601
CARVAL CLO XI C LTD 3A A1 144A	5.27%	10/20/2037		301
CIFC FUNDING 2019 4A A1R2 144A	5.20%	7/15/2038		376
MAGNETITE XLIV LTD 44A A1 144A	5.25%	10/15/2037		526
NASSAU 2018-II LTD IIA A 144A	5.45%	10/15/2031		54
OCP CLO 2025-45 LTD 45A A 144A	5.10%	10/15/2038		676
PARK BLUE CLO 2024- 5A A1 144A	5.34%	7/25/2037		251
PIKES PEAK CLO 5 5A A1R 144A	5.28%	10/20/2037		326
POLUS US CLO II LTD 2A A1 144A	5.40%	7/20/2038		502
SYMPHONY CLO 36 LT 52A AR 144A	0.01%	1/20/2036		400
WONDER LAKE PARK CLO 1A A 144A	5.61%	7/24/2038		853
TOTALENERGIES CAPITAL INTERNAT	2.83%	1/10/2030		431
BNP PARIBAS SA 144A	1.32%	1/13/2027		275
MITSUBISHI UFJ FINANCIAL GROUP	3.85%	3/1/2026		400
EQUINOR ASA	2.38%	5/22/2030		116
UBS GROUP AG 144A	2.75%	2/11/2033		180
UBS GROUP AG 144A	5.58%	5/9/2036		240
CSL FINANCE PLC 144A	3.85%	4/27/2027		25
CSL FINANCE PLC 144A	4.25%	4/27/2032		123
PRUDENTIAL FUNDING ASIA PLC	3.13%	4/14/2030		72
COREBRIDGE GLOBAL FUNDING 144A	4.85%	6/6/2030		623

AT&T SAVINGS AND SECURITY PLAN
EIN 43-1301883, PLAN NO. 004
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Continued)
December 31, 2025
(Dollars in Thousands)

Identity of Issue	Interest Rate	Maturity Date	Number of Shares/Units	Current Value
ADOBE INC	2.15%	2/1/2027		$197
AIR PRODUCTS AND CHEMICALS INC	1.85%	5/15/2027		122
AIR PRODUCTS AND CHEMICALS INC	2.05%	5/15/2030		69
COMMIT TO PUR FNMA SF MTG	2.00%	1/1/2056		2,428
COMMIT TO PUR FNMA SF MTG	2.50%	1/1/2056		(1,694)
COMMIT TO PUR FNMA SF MTG	3.00%	1/1/2056		(1,773)
COMMIT TO PUR FNMA SF MTG	3.50%	1/1/2056		(1,852)
COMMIT TO PUR FNMA SF MTG	5.00%	1/1/2056		2,995
COMMIT TO PUR FNMA SF MTG	5.50%	1/1/2056		5,073
COMMIT TO PUR FNMA SF MTG	6.00%	1/1/2056		1,027
AMAZON.COM INC	3.15%	8/22/2027		670
AMERICAN EXPRESS CREDIT AC 3 A	4.51%	4/15/2032		358
APPLE INC	2.45%	8/4/2026		893
APPLIED MATERIALS INC	1.75%	6/1/2030		204
ARCHER-DANIELS-MIDLAND CO	3.25%	3/27/2030		73
ARCHER-DANIELS-MIDLAND CO	2.90%	3/1/2032		138
BBCMS MORTGAGE TRUST 2 5C25 A3	5.95%	3/15/2057		105
BMO 2024-C9 MORTGAGE TRU C9 A5	5.76%	7/15/2057		186
BAKER HUGHES HOLDINGS LLC / BA	3.34%	12/15/2027		307
BANK OF AMERICA CORP	3.25%	10/21/2027		396
BANK 2019-BNK21 BN21 A5	2.85%	10/17/2052		711
BANK 2020-BNK29 BN29 A4	2.00%	11/15/2053		310
BANK 2020-BNK30 BN30 A4	1.93%	12/15/2053		177
BANK5 2024-5YR8 5YR8 A3	5.88%	8/15/2057		131
BANK5 2024-5YR10 5YR10 A3	5.30%	10/15/2057		155
BANK5 2025-5YR14 5YR14 A3	5.65%	4/15/2058		445
BANK5 2024-5YR9 5YR9 A3	5.61%	8/15/2057		312
BARCLAYS DRYROCK ISSUANCE 1 A	3.97%	7/15/2031		251
BBCMS MORTGAGE TRUST 2 5C34 A3	5.66%	5/15/2058		314
BENCHMARK 2021-B31 MORT B31 A5	2.67%	12/15/2054		224
BP CAPITAL MARKETS AMERICA INC	4.23%	11/6/2028		176
BRISTOL-MYERS SQUIBB CO	2.95%	3/15/2032		93
CAMDEN PROPERTY TRUST	2.80%	5/15/2030		212
CISCO SYSTEMS INC	5.05%	2/26/2034		64
CITIGROUP INC	3.40%	5/1/2026		799
COLGATE-PALMOLIVE CO	3.25%	8/15/2032		189
COMCAST CORP	3.30%	2/1/2027		27
COMCAST CORP	3.15%	2/15/2028		49
COMCAST CORP	4.15%	10/15/2028		377
COMCAST CORP	2.65%	2/1/2030		378
COMMIT TO PUR GNMA II JUMBOS	2.00%	1/20/2056		829
COMMIT TO PUR GNMA II JUMBOS	2.50%	1/20/2056		1,729
COMMIT TO PUR GNMA II JUMBOS	3.00%	1/20/2056		(900)

AT&T SAVINGS AND SECURITY PLAN
EIN 43-1301883, PLAN NO. 004
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Continued)
December 31, 2025
(Dollars in Thousands)

Identity of Issue	Interest Rate	Maturity Date	Number of Shares/Units	Current Value
COMMIT TO PUR GNMA II JUMBOS	4.00%	1/20/2056		$(1,890)
COMMIT TO PUR GNMA II JUMBOS	4.50%	1/20/2056		(2,926)
COMMIT TO PUR GNMA II JUMBOS	5.50%	1/20/2056		3,030
COMMIT TO PUR GNMA II JUMBOS	6.00%	1/20/2056		2,039
COSTCO WHOLESALE CORP	1.38%	6/20/2027		218
DEERE & CO	3.10%	4/15/2030		145
JOHN DEERE CAPITAL CORP	1.75%	3/9/2027		220
WALT DISNEY CO/THE	3.80%	3/22/2030		149
DUKE ENERGY CAROLINAS LLC	3.95%	11/15/2028		201
EAST OHIO GAS CO/THE 144A	2.00%	6/15/2030		68
EXETER AUTOMOBILE RECEIV 3A A3	4.78%	7/16/2029		201
EXETER AUTOMOBILE RECEIV 1A A2	4.70%	9/15/2027		18
META PLATFORMS INC	3.50%	8/15/2027		424
META PLATFORMS INC	4.20%	11/15/2030		251
FHLMC POOL #G0-8079	5.00%	9/1/2035		50
FHLMC POOL #SD-0294	4.50%	3/1/2050		671
FHLMC POOL #SD-0295	3.00%	2/1/2049		645
FHLMC POOL #SD-0296	4.00%	3/1/2050		983
FHLMC POOL #SD-7531	3.00%	12/1/2050		463
FHLMC POOL #SD-7540	2.50%	5/1/2051		1,299
FHLMC POOL #SD-7563	4.50%	5/1/2053		784
FHLMC POOL #SD-7571	6.50%	6/1/2054		851
FHLMC POOL #SD-8146	2.00%	5/1/2051		673
FHLMC POOL #Q0-4439	3.50%	11/1/2041		10
FHLMC POOL #U9-0065	3.50%	8/1/2042		54
FHLMC POOL #U9-5026	3.50%	7/1/2042		47
FHLMC POOL #G6-7700	3.50%	8/1/2046		493
FHLMC POOL #G6-7713	4.00%	6/1/2048		531
FHLMC POOL #RA-1411	3.00%	9/1/2049		418
FHLMC POOL #RA-5276	2.50%	5/1/2051		1,915
FHLMC POOL #RA-5801	2.50%	9/1/2051		600
FHLMC POOL #RA-5853	2.50%	9/1/2051		595
FHLMC POOL #RA-8213	6.00%	11/1/2052		272
FHLMC POOL #RA-8417	6.00%	1/1/2053		749
FNMA GTD REMIC P/T 13-13 MA	4.00%	1/25/2043		75
FNMA GTD REMIC P/T 15-92 PA	2.50%	12/25/2041		49
FNMA GTD REMIC P/T 16-M7 A2	2.50%	9/25/2026		268
FNMA GTD REMIC P/T 16-43 MA	3.00%	10/25/2045		247
FHLMC MULTICLASS MTG 4570 PA	3.00%	3/15/2044		150
FHLMC MULTICLASS MTG 4585 DA	3.00%	6/15/2045		290
FHLMC MULTICLASS MTG 4594 PA	3.00%	11/15/2044		137
FHLMC MULTICLASS MTG 4604 HA	2.50%	5/15/2045		143
FHLMC MULTICLASS MTG K127 A2	2.11%	1/25/2031		752

AT&T SAVINGS AND SECURITY PLAN
EIN 43-1301883, PLAN NO. 004
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Continued)
December 31, 2025
(Dollars in Thousands)

Identity of Issue	Interest Rate	Maturity Date	Number of Shares/Units	Current Value
FNMA POOL #0AI8618	4.00%	12/1/2041		$102
FNMA POOL #0AJ3107	4.00%	1/1/2042		68
FNMA POOL #0AJ4050	4.00%	10/1/2041		73
FNMA POOL #0AL7232	3.50%	9/1/2045		140
FNMA POOL #0AL7495	3.50%	10/1/2045		96
FNMA POOL #0AL7910	3.50%	2/1/2045		193
FNMA POOL #0AL7951	3.50%	1/1/2046		104
FNMA POOL #0AQ0817	3.50%	12/1/2042		352
FNMA POOL #0AR8305	3.50%	5/1/2043		519
FNMA POOL #0AS6188	3.50%	11/1/2045		134
FNMA POOL #0AT8390	3.50%	6/1/2043		506
FNMA POOL #0AX3358	3.50%	11/1/2045		4
FNMA POOL #0AX6373	3.50%	2/1/2045		4
FNMA POOL #0AX7714	3.50%	2/1/2045		4
FNMA POOL #0AY2930	3.50%	4/1/2045		2
FNMA POOL #0AY4450	3.50%	2/1/2045		5
FNMA POOL #0AY4203	3.50%	5/1/2045		24
FNMA POOL #0AY4781	3.50%	3/1/2045		3
FNMA POOL #0AY6303	3.50%	2/1/2045		14
FNMA POOL #0AZ0054	3.50%	7/1/2045		2
FNMA POOL #0AZ1223	3.50%	6/1/2045		7
FNMA POOL #0AZ1367	3.50%	5/1/2045		2
FNMA POOL #0AZ2604	3.50%	8/1/2045		2
FNMA POOL #0AZ2619	3.50%	8/1/2045		2
FNMA POOL #0AZ2637	3.50%	9/1/2045		6
FNMA POOL #0AZ2665	3.50%	10/1/2045		8
FNMA POOL #0AZ2709	3.50%	6/1/2045		2
FNMA POOL #0AZ5196	3.50%	8/1/2045		2
FNMA GTD REMIC P/T 04-W1 2A2	7.00%	12/25/2033		76
FNMA POOL #0AZ8683	3.50%	1/1/2046		4
FNMA POOL #0BA3553	3.50%	11/1/2045		3
FNMA POOL #0BA2899	3.50%	11/1/2045		11
FNMA POOL #0BA2978	3.50%	11/1/2045		1
FNMA POOL #0BA3084	3.50%	12/1/2045		3
FNMA POOL #0BA5324	3.50%	11/1/2045		5
FNMA POOL #0BA4700	3.50%	11/1/2045		3
FNMA POOL #0BC3481	3.50%	2/1/2046		4
FNMA POOL #0BM4343	4.50%	5/1/2048		657
FNMA POOL #0BM5538	5.00%	11/1/2048		325
FNMA POOL #0CA2156	4.00%	8/1/2048		128
FNMA POOL #0CA4756	3.00%	12/1/2049		436
FNMA POOL #0CA6415	3.00%	7/1/2050		1,305
FNMA POOL #0CA6988	2.50%	9/1/2050		1,263

AT&T SAVINGS AND SECURITY PLAN
EIN 43-1301883, PLAN NO. 004
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Continued)
December 31, 2025
(Dollars in Thousands)

Identity of Issue	Interest Rate	Maturity Date	Number of Shares/Units	Current Value
FNMA POOL #0CB6080	5.50%	4/1/2053		$760
FNMA POOL #0FM1389	4.50%	6/1/2049		368
FNMA POOL #0FM8691	2.50%	9/1/2051		616
FNMA POOL #0FS1202	3.00%	9/1/2050		1,896
FNMA POOL #0AB2775	4.50%	4/1/2041		93
FNMA POOL #0MA0878	4.00%	10/1/2031		74
FNMA POOL #0MA4465	2.00%	10/1/2051		252
FNMA POOL #0MA4158	2.00%	10/1/2050		1,363
FNMA POOL #0MA4182	2.00%	11/1/2050		1,362
FIFTH THIRD BANK NA	2.25%	2/1/2027		418
GNMA II POOL #0MA1601	4.00%	1/20/2044		366
GNMA II POOL #0MA2679	4.00%	3/20/2045		554
GNMA II POOL #0MA2149	4.00%	8/20/2044		468
GNMA II POOL #0MA2304	4.00%	10/20/2044		19
GNMA II POOL #0MA2755	4.00%	4/20/2045		19
GNMA II POOL #0MA2893	4.00%	6/20/2045		300
GNMA II POOL #0MA3106	4.00%	9/20/2045		422
GNMA II POOL #0MA3311	4.00%	12/20/2045		31
GNMA II POOL #0MA3377	4.00%	1/20/2046		122
GNMA II POOL #0MA5400	5.00%	8/20/2048		48
GNMA II POOL #0MA5080	5.00%	3/20/2048		278
GNMA II POOL #0MA5193	4.50%	5/20/2048		133
GNMA II POOL #0MA6221	4.50%	10/20/2049		162
GNMA II POOL #0MA5467	4.50%	9/20/2048		440
GNMA II POOL #0MA5597	5.00%	11/20/2048		340
GNMA II POOL #0MA5653	5.00%	12/20/2048		117
GNMA II POOL #0MA5711	4.50%	1/20/2049		850
GNMA II POOL #0MA5712	5.00%	1/20/2049		375
GNMA II POOL #0MA5818	4.50%	3/20/2049		36
GNMA II POOL #0MA5819	5.00%	3/20/2049		154
GNMA II POOL #0MA7137	3.00%	1/20/2051		237
GNMA II POOL #0MA6541	3.00%	3/20/2050		304
GNMA II POOL #0MA7768	3.00%	12/20/2051		1,229
GNMA II POOL #0MA8268	4.50%	9/20/2052		748
GNMA II POOL #0MA8347	4.50%	10/20/2052		2,276
GNMA II POOL #0MA8644	3.50%	2/20/2053		715
GNMA II POOL #0005280	4.00%	1/20/2042		92
GNMA II POOL #0004802	5.00%	9/20/2040		122
GNMA GTD REMIC P/T 21-135 A	2.00%	8/20/2051		745
HOME DEPOT INC/THE	3.90%	12/6/2028		176
INTERCONTINENTAL EXCHANGE INC	4.35%	6/15/2029		334
INTUIT INC	1.35%	7/15/2027		145
INTUIT INC	1.65%	7/15/2030		90

AT&T SAVINGS AND SECURITY PLAN
EIN 43-1301883, PLAN NO. 004
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Continued)
December 31, 2025
(Dollars in Thousands)

Identity of Issue	Interest Rate	Maturity Date	Number of Shares/Units	Current Value
KIMBERLY-CLARK CORP	3.10%	3/26/2030		$48
LAM RESEARCH CORP	3.75%	3/15/2026		525
ELI LILLY & CO	3.38%	3/15/2029		120
LOCKHEED MARTIN CORP	5.25%	1/15/2033		237
MARS INC 144A	3.20%	4/1/2030		144
MARS INC 144A	4.80%	3/1/2030		281
MARS INC 144A	5.00%	3/1/2032		258
MARS INC 144A	5.20%	3/1/2035		335
MARSH & MCLENNAN COS INC	2.25%	11/15/2030		366
MASTERCARD INC	3.30%	3/26/2027		174
MIDAMERICAN ENERGY CO	3.65%	4/15/2029		198
MORGAN STANLEY CAPITAL HR2 A4	3.59%	12/15/2050		148
NESTLE CAPITAL CORP 144A	4.75%	3/12/2031		590
NUVEEN LLC 144A	4.00%	11/1/2028		325
PAYPAL HOLDINGS INC	3.90%	6/1/2027		175
PFIZER INC	3.45%	3/15/2029		494
PFIZER INC	2.63%	4/1/2030		94
PFIZER INC	1.70%	5/28/2030		340
PRINCIPAL FINANCIAL GROUP INC	2.13%	6/15/2030		251
* PRUDENTIAL FINANCIAL INC	3.88%	3/27/2028		260
PUBLIC SERVICE ELECTRIC AND GA	3.70%	5/1/2028		100
ROCK TRUST 2024-CN CNTR A 144A	5.39%	11/13/2041		514
SLG OFFICE TRUST 20 OVA A 144A	2.59%	7/15/2041		134
SANTANDER DRIVE AUTO RECE 1 A3	4.74%	1/16/2029		276
CHARLES SCHWAB CORP/THE	3.20%	3/2/2027		218
CHARLES SCHWAB CORP/THE	2.90%	3/3/2032		390
SOUTHERN CALIFORNIA EDISON CO	4.20%	3/1/2029		124
TOYOTA AUTO RECEIVABLES 2 B A3	4.71%	2/15/2028		295
TOYOTA AUTO LOAN EXT 1A A 144A	1.07%	2/27/2034		473
TRUIST BANK	2.25%	3/11/2030		229
UNITED PARCEL SERVICE INC	4.45%	4/1/2030		280
U S TREASURY BOND	4.00%	11/15/2052		3,101
U S TREASURY NOTE	3.50%	4/30/2030		666
U S TREASURY NOTE	4.13%	11/30/2029		10,922
U S TREASURY NOTE	4.25%	5/15/2035		4,891
UNITEDHEALTH GROUP INC	5.30%	2/15/2030		1,199
VOLKSWAGEN AUTO LOAN ENH 1 A2A	4.65%	11/22/2027		282
WALMART INC	3.70%	6/26/2028		150
WELLS FARGO & CO	3.00%	10/23/2026		834
WELLS FARGO COMMERCIAL C51 ASB	3.16%	6/15/2052		103
WELLS FARGO COMMERCIAL C58 A4	2.09%	7/15/2053		225
WELLS FARGO COMMERCIAL C59 A5	2.63%	4/15/2054		317
BANK 2025-BNK49 BNK49 A5	5.62%	3/15/2058		238

AT&T SAVINGS AND SECURITY PLAN
EIN 43-1301883, PLAN NO. 004
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Continued)
December 31, 2025
(Dollars in Thousands)

Identity of Issue	Interest Rate	Maturity Date	Number of Shares/Units	Current Value
BBCMS MORTGAGE TRUST 20 C18 A5	5.71%	12/15/2055		$238
BBCMS MORTGAGE TRUST 20 C21 A5	6.00%	9/15/2056		660
BFLD COMMERCIAL MO 660F A 144A	5.25%	11/15/2042		301
BX TRUST 2025-ROIC ROIC A 144A	4.89%	3/15/2030		249
BX TRUST 2024-BIO BIO A 144A	5.39%	2/15/2041		274
BX TRUST 2024-PAT PAT A 144A	5.84%	3/15/2041		150
BX COMMERCIAL MORTG XL5 A 144A	5.14%	3/15/2041		135
BX 2024-BRVE BRVE A 144A	5.59%	4/15/2041		311
BLP 2024-IND2 A	5.09%	3/15/2041		236
BANK OF AMERICA CORP	4.27%	7/23/2029		226
BANK OF AMERICA CORP	1.90%	7/23/2031		315
BANK OF AMERICA CORP	2.30%	7/21/2032		215
BANK OF AMERICA CORP	4.57%	4/27/2033		175
BANK OF AMERICA CORP	5.08%	1/20/2027		200
BANK OF AMERICA CORP	5.20%	4/25/2029		451
* BANK OF NEW YORK MELLON CORP/T	5.32%	6/6/2036		301
BANK 2025-BNK50 BNK50 A5	5.65%	5/15/2068		159
BANK 2022-BNK40 BNK40 A4	3.39%	3/15/2064		328
BENCHMARK 2024-V8 MORTGA V8 A3	6.19%	7/15/2057		158
CITIGROUP INC	2.98%	11/5/2030		191
DURST COMMERCIAL MO 151 A 144A	5.15%	8/10/2042		255
FHLMC POOL #1B-1438	6.75%	1/1/2034		2
FHLMC POOL #1B-0118	6.66%	8/1/2031		3
FNMA GTD REMIC P/T 25-11 FB	4.87%	3/25/2055		276
FHLMC MULTICLASS MTG KF73 AS	4.67%	11/25/2029		85
FHLMC MULTICLASS MTG F108 AS	4.26%	2/25/2031		55
FHLMC MULTICLASS MTG 5502 FG	4.87%	2/25/2055		171
FHLMC MULTICLASS MTG K547 A2	4.42%	5/25/2030		304
FORD CREDIT AUTO OWNE 1 A 144A	4.87%	8/15/2036		333
GNMA II POOL #0MA0414	5.38%	9/20/2042		21
HUDSON YARDS 2025- SPRL A 144A	5.47%	1/13/2040		446
IRV TRUST 2025-200 200P A 144A	5.29%	3/14/2047		411
JPMORGAN CHASE & CO	3.51%	1/23/2029		322
JPMORGAN CHASE & CO	2.52%	4/22/2031		23
JPMORGAN CHASE & CO	2.96%	5/13/2031		94
JPMORGAN CHASE & CO	4.59%	4/26/2033		478
JPMORGAN CHASE & CO	5.57%	4/22/2036		321
KRE COMMERCIAL MOR AIP4 A 144A	5.05%	3/15/2042		300
MSWF COMMERCIAL MORTGAGE 2 A5	6.01%	12/15/2056		108
MORGAN STANLEY	3.62%	4/1/2031		170
MORGAN STANLEY	2.94%	1/21/2033		69
MORGAN STANLEY	5.05%	1/28/2027		828
MORGAN STANLEY	5.16%	4/20/2029		378

AT&T SAVINGS AND SECURITY PLAN
EIN 43-1301883, PLAN NO. 004
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Continued)
December 31, 2025
(Dollars in Thousands)

Identity of Issue	Interest Rate	Maturity Date	Number of Shares/Units	Current Value
MORGAN STANLEY	5.66%	4/17/2036		$116
STATE STREET CORP	4.16%	8/4/2033		206
TRUIST FINANCIAL CORP	6.05%	6/8/2027		60
US BANCORP	5.78%	6/12/2029		177
U S TREASURY BD CPN STRIP	—%	8/15/2031		177
U S TREASURY BD CPN STRIP	—%	2/15/2033		1,288
U S TREASURY BD CPN STRIP	—%	8/15/2033		424
U S TREASURY BD CPN STRIP	—%	11/15/2031		628
U S TREASURY BD CPN STRIP	—%	5/15/2032		972
* DREYFUS GOVT CM BOLD 6				1,959
* DREYFUS GOVT CM BOLD 6				9,968
Total Interest Income Fund at Fair Value				235,032

Adjustment From Fair Value To Contract Value For Fully Benefit-Responsive Investment Contracts				1,429

Total Interest Income Fund at Contract Value				236,461

* Notes Receivable from Participants	4.25% - 10.50%			52,283

Total				$2,410,394

* Party-in-interest